NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
Schedule of profit attributable to owners

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Basic and diluted net loss per share calculation-Numerator:
Net loss for the year attributable to the Company:	(31,020)	(75,733)	(40,068)
Net loss attributed to ordinary shareholders for computing net loss per ordinary shares - basic and diluted	(31,020)	(75,733)	(40,068)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares – basic and diluted	243,135,964	258,876,120	254,431,492
Net loss per ordinary share attributable to ordinary shareholders—basic and diluted	(0.13)	(0.29)	(0.16)

Schedule of shares excluded from calculation of net income per share

	For the years ended December 31,
	2023	2024	2025
Shares issuable upon exercise of share options, restricted shares and RSUs	14,307,733	483,333	134,297